Revenue from Contract with Customers (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customers [Abstract]
Revenues percent	10.00%	10.00%	10.00%